Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Additional Financial Information [Abstract]
Income Statement Information

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Depreciation expense	$14,991	$14,593	$14,564
Interest costs on debt balances	3,269	3,487	4,029
Capitalized interest costs	(442)	(964)	(927)
Advertising expense	2,523	2,451	3,020

Balance Sheet Information

	(dollars in millions)
At December 31,	2011	2010
Accounts Payable and Accrued Liabilities
Accounts payable	$4,194	$3,936
Accrued expenses	3,786	4,110
Accrued vacation, salaries and wages	4,857	5,686
Interest payable	774	813
Taxes payable	1,078	1,157

	$14,689	$15,702

Other Current Liabilities
Advance billings and customer deposits	$3,290	$3,091
Dividends payable	5,940	1,402
Other	1,993	2,860

	$11,223	$7,353

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Cash Paid
Interest, net of amounts capitalized	$2,629	$2,433	$2,573